UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         May 12, 2011
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        91
Form 13F Information Table Value Total:        $281,443


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      418     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102     2815    91949 SH       SOLE                    91949
Abbott Laboratories            COM              002824100     3841    78310 SH       SOLE                    78310
Air Products & Chemicals Inc.  COM              009158106      216     2400 SH       SOLE                     2400
America Movil S.A.B. de C.V. ( COM              02364w105      273     4700 SH       SOLE                     4700
American Express Company       COM              025816109     1639    36252 SH       SOLE                    36252
Apache Corporation             COM              037411105     1057     8072 SH       SOLE                     8072
Apple Inc.                     COM              037833100     2060     5910 SH       SOLE                     5910
Automatic Data Processing, Inc COM              053015103      292     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      455    10306 SH       SOLE                    10306
BYD Company LTD ADR            COM              05606l100      446    58690 SH       SOLE                    58690
BYD Company LTD H Shares -Sedo COM              Y1023R104     2677   700900 SH       SOLE                   700900
Baxter International, Inc.     COM              071813109      360     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    15913      127 SH       SOLE                      127
Berkshire Hathaway, Inc. Cl. B COM              084670702    24943   298249 SH       SOLE                   298249
Boeing Company                 COM              097023105      215     2908 SH       SOLE                     2908
Bristol-Myers Squibb Co.       COM              110122108      350    13240 SH       SOLE                    13240
Buckeye Partners, L.P.         COM              118230101      496     7800 SH       SOLE                     7800
Canadian Natural Resources Ltd COM              136385101     4540    91840 SH       SOLE                    91840
Canadian Oil Sands Limited     COM              13643E105      956    28425 SH       SOLE                    28425
Chevron Corp.                  COM              166764100     9273    86265 SH       SOLE                    86265
Cisco Systems Inc.             COM              17275R102      197    11500 SH       SOLE                    11500
Coca-Cola Company              COM              191216100     2440    36781 SH       SOLE                    36781
Colgate Palmolive Co.          COM              194162103      437     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    13906   174124 SH       SOLE                   174124
Covidien PLC                   COM              G2554F113      323     6227 SH       SOLE                     6227
Devon Energy Corporation       COM              25179M103     2014    21948 SH       SOLE                    21948
Disney (Walt) Co.              COM              254687106      312     7238 SH       SOLE                     7238
Dover Corporation              COM              260003108      224     3400 SH       SOLE                     3400
Eli Lilly & Company            COM              532457108     1250    35532 SH       SOLE                    35532
Emerson Electric Co.           COM              291011104      207     3547 SH       SOLE                     3547
Enterprise Bancorp Inc         COM              293668109      447    29976 SH       SOLE                    29976
Equifax, Inc.                  COM              294429105      214     5500 SH       SOLE                     5500
Exxon Mobil Corporation        COM              30231G102    15510   184356 SH       SOLE                   184356
Freeport-McMoRan Copper & Gold COM              35671D857      372     6698 SH       SOLE                     6698
General Electric Co.           COM              369604103     2389   119168 SH       SOLE                   119168
Goldman Sachs Group, Inc.      COM              38141G104     9455    59618 SH       SOLE                    59618
Hewlett Packard Company        COM              428236103      491    11992 SH       SOLE                    11992
Home Depot, Inc.               COM              437076102      348     9400 SH       SOLE                     9400
IBM Corporation                COM              459200101     2371    14542 SH       SOLE                    14542
Illinois Tool Works Inc.       COM              452308109      285     5300 SH       SOLE                     5300
Intel Corporation              COM              458140100      262    13000 SH       SOLE                    13000
Johnson & Johnson              COM              478160104    11426   192840 SH       SOLE                   192840
Kinder Morgan Energy Partners, COM              494550106      482     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     6976   222445 SH       SOLE                   222445
Laboratory Corp. of America Ho COM              50540R409     4599    49922 SH       SOLE                    49922
Leucadia National Corp.        COM              527288104     1104    29400 SH       SOLE                    29400
Lockheed Martin Corp.          COM              539830109      295     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      388     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      305    11550 SH       SOLE                    11550
M & T Bank Corp.               COM              55261F104     1235    13960 SH       SOLE                    13960
McCormick & Co., Inc. Non-Voti COM              579780206      383     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     4097    53841 SH       SOLE                    53841
McGraw Hill Companies          COM              580645109      473    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      256     6500 SH       SOLE                     6500
Microsoft Corporation          COM              594918104    11663   459348 SH       SOLE                   459348
Mohawk Industries Inc.         COM              608190104      440     7200 SH       SOLE                     7200
Norfolk Southern Corp.         COM              655844108      299     4315 SH       SOLE                     4315
Oracle Corp.                   COM              68389X105      216     6469 SH       SOLE                     6469
Pepsico, Inc.                  COM              713448108     1865    28962 SH       SOLE                    28962
Pfizer Inc.                    COM              717081103      767    37769 SH       SOLE                    37769
Praxair Inc.                   COM              74005P104      220     2166 SH       SOLE                     2166
Procter & Gamble Company       COM              742718109     7399   120117 SH       SOLE                   120117
Rayonier, Inc.                 COM              754907103      449     7210 SH       SOLE                     7210
Royal Dutch Shell PLC ADR      COM              780259206      641     8800 SH       SOLE                     8800
SPDR Gold Trust ETF            COM              78463V107     2107    15063 SH       SOLE                    15063
SPDR S&P 500 ETF Trust         COM              78462F103    22915   172828 SH       SOLE                   172828
Sanofi-Aventis                 COM              80105N105     7694   218450 SH       SOLE                   218450
Schlumberger Ltd.              COM              806857108    11247   120603 SH       SOLE                   120603
TE Connectivity Ltd.           COM              h84989104      217     6227 SH       SOLE                     6227
Technology Select Sector SPDR  COM              81369Y803     1800    69050 SH       SOLE                    69050
The Hershey Company            COM              427866108      217     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      289     3260 SH       SOLE                     3260
Tyco Int'l. Ltd.               COM              H89128104      279     6227 SH       SOLE                     6227
US Bancorp                     COM              902973304     5768   218220 SH       SOLE                   218220
Union Pacific Corp.            COM              907818108      316     3212 SH       SOLE                     3212
United Technologies            COM              913017109      767     9062 SH       SOLE                     9062
Utilities Select Sector SPDR E COM              81369Y886      680    21340 SH       SOLE                    21340
Vanguard Emerging Markets ETF  COM              922042858     1110    22685 SH       SOLE                    22685
Vanguard Energy ETF            COM              92204a306      483     4140 SH       SOLE                     4140
Vanguard Total Stock Market ET COM              922908769    16029   233289 SH       SOLE                   233289
Vanguard Value ETF             COM              922908744      209     3690 SH       SOLE                     3690
Verizon Communications         COM              92343v104     2600    67463 SH       SOLE                    67463
Wal-Mart Stores, Inc.          COM              931142103     1187    22798 SH       SOLE                    22798
Wells Fargo & Company          COM              949746101      375    11816 SH       SOLE                    11816
iShares MSCI All-Asia Ex-Japan COM              464288182      472     7493 SH       SOLE                     7493
iShares MSCI EAFE Index ETF    COM              464287465     1410    23475 SH       SOLE                    23475
iShares MSCI Emerging Markets  COM              464287234    18931   388958 SH       SOLE                   388958
iShares MSCI USA ESG Select So COM              464288802      394     6859 SH       SOLE                     6859
iShares Russell 2000 Index ETF COM              464287655      428     5080 SH       SOLE                     5080
iShares Russell Mid Cap Index  COM              464287499      854     7833 SH       SOLE                     7833